Pensions and Other Postretirement Benefits (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Changes in plan assets:
Company contributions	$ 40.0	$ 11.4	$ 16.8
Defined Benefit Pension Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	575.7	561.7	503.3
Fair value of plan assets at end of year	410.7	386.5	407.6
Funded status of the plans	(165.0)	(175.2)
Components of net periodic benefit cost:
Service cost	8.8	8.1	7.5
Interest cost	23.9	26.2	25.5
Expected return on plan assets	(25.3)	(27.0)	(26.8)
Amortization of net actuarial loss (gain)	13.1	9.4	10.3
Curtailment loss (gain)	0	1.1	4.1
Settlement loss	6.7	1.1	0
Net periodic benefit cost	28.2	21.8	30.1
Changes in plan assets:
Company contributions	40.0	11.4
Participant contributions	0.5	0.5
Benefits paid	(43.6)	(28.5)
Actual return on plan assets	44.2	5.2
Foreign currency translation adjustments	(2.1)	(4.7)
Settlement loss	(14.8)	(5.0)
Other Postretirement Benefits [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	67.1	68.8	59.8
Fair value of plan assets at end of year	0	0	0
Funded status of the plans	(67.1)	(68.8)
Components of net periodic benefit cost:
Service cost	2.5	2.3	1.6
Interest cost	3.0	3.1	2.8
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	0	0	(0.5)
Curtailment loss (gain)	0	(0.1)	0
Settlement loss	0	0	0
Net periodic benefit cost	5.1	6.9	5.8
Changes in plan assets:
Company contributions	2.2	2.2
Participant contributions	1.5	1.4
Benefits paid	(3.7)	(3.6)
Actual return on plan assets	0	0
Foreign currency translation adjustments	0	0
Settlement loss	0	0
Canadian plans [Member] | Defined Benefit Pension Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	125.7	125.7
Fair value of plan assets at end of year	107.1	104.5
Funded status of the plans	(18.6)	(21.2)
Components of net periodic benefit cost:
Service cost	1.3	1.3
Interest cost	5.0	5.6
Expected return on plan assets	(6.2)	(7.0)
Amortization of net actuarial loss (gain)	1.7	3.0
Curtailment loss (gain)	0	0
Settlement loss	0	1.1
Net periodic benefit cost	1.8	4.0
Changes in plan assets:
Company contributions	5.0	6.1
Participant contributions	0.4	0.5
Benefits paid	(9.4)	(9.3)
Actual return on plan assets	8.7	3.1
Foreign currency translation adjustments	(2.1)	(4.7)
Settlement loss	0	(5.0)
Canadian plans [Member] | Other Postretirement Benefits [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	13.5	13.3
Fair value of plan assets at end of year	0	0
Funded status of the plans	(13.5)	(13.3)
Components of net periodic benefit cost:
Service cost	0	0
Interest cost	0.6	0.6
Expected return on plan assets	0	0
Amortization of net actuarial loss (gain)	0	0
Curtailment loss (gain)	0	(0.1)
Settlement loss	0	0
Net periodic benefit cost	0.6	0.5
Changes in plan assets:
Company contributions	0.9	0.8
Participant contributions	0	0
Benefits paid	(0.9)	(0.8)
Actual return on plan assets	0	0
Foreign currency translation adjustments	0	0
Settlement loss	$ 0	$ 0